Financial Instruments	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Financial Instruments
34.	FINANCIAL INSTRUMENTS

a.	Fair value of financial instruments that are not measured at fair value

1)	Fair value of financial instruments not measured at fair value but for which fair value is disclosed
Except bonds payable measured at amortized cost, the management considered that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate their fair values. The carrying amounts and fair value of bonds payable as of December 31, 2023 and 2024 were as follows:

	Carrying Amount		Fair Value
	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2023	$45,009,486		$44,907,012
December 31, 2024	32,976,164	$1,005,678	33,636,945	$1,025,829

2)	Fair value hierarchy
The aforementioned fair value hierarchy of bonds payable was Level 3 which was determined based on discounted cash flow analysis with the applicable yield curve for the duration. The significant unobservable inputs is discount rates that reflected the credit risk.

b.	Fair value of financial instruments that are measured at fair value on a recurring basis

1)	Fair value hierarchy

	$	$	$	$
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2023

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$1,453,868	$-	$1,453,868
Forward exchange contracts	-	161,924	-	161,924
Non-derivative financial assets
Quoted shares	2,099,844	-	-	2,099,844
Private-placement funds	-	-	1,796,015	1,796,015
Unquoted shares	-	-	747,960	747,960
Open-end mutual funds	307,669	-	-	307,669
Hybrid financial assets Convertible notes	-	-	61,410	61,410

	$2,407,513	$1,615,792	$2,605,385	$6,628,690

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$607,528	$607,528
Unquoted preferred shares	-	-	13,303	13,303
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,042,906	1,042,906
Trade receivables, net	-	-	5,637,485	5,637,485

	$-	$-	$7,301,222	$7,301,222

Financial liabilities at FVTPL
Derivative fina ncia l liabilities
Swap contracts	$-	$1,183,469	$-	$1,183,469
Forward exchange contracts	-	118,873	-	118,873

	$-	$1,302,342	$-	$1,302,342

	$	$	$	$
	Level 1	Level 2	Level 3	Total
	NT$	NT$	NT$	NT$

December 31, 2024

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$4,282,512	$-	$4,282,512

Forward exchange contracts	-	258,362	-	258,362
Non-derivative financial assets
Quoted shares	2,898,751	-	-	2,898,751
Private-placement funds	-	-	1,503,382	1,503,382
Unquoted shares	-	-	863,484	863,484
Open-end mutual funds	590,346	-	-	590,346
Hybrid financial assets
Convertible notes	-	-	360,635	360,635
Preferred shares with warrants	-	-	65,570	65,570
Documentary investment agreement	-	-	9,000	9,000

	$3,489,097	$4,540,874	$2,802,071	$10,832,042

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$12,846,151	$12,846,151
TIB quoted ordinary shares	72,774	-	-	72,774
Unquoted preferred shares	-	-	14,808	14,808
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	1,025,760	1,025,760
Trade receivables, net	-	-	6,532,508	6,532,508

	$72,774	$-	$20,419,227	$20,492,001

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$179,967	$-	$179,967
Forward exchange contracts	-	63,785	-	63,785
Contingent consideration	-	-	589,117	589,117

	$-	$243,752	$589,117	$832,869

	$	$	$	$
	Level 1	Level 2	Level 3	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2024

Financial assets at FVTPL
Derivative financial assets
Swap contracts	$-	$130,604	$-	$130,604
Forward exchange contracts	-	7,879	-	7,879

Non-derivative financial assets
Quoted shares	88,404	-	-	88,404
Private-placement funds	-	-	45,849	45,849
Unquoted shares	-	-	26,334	26,334
Open-end mutual funds	18,004	-	-	18,004
Hybrid financial assets
Convertible notes	-	-	10,998	10,998
Preferred shares with warrants	-	-	2,000	2,000
Documentary investment agreement	-	-	274	274

	$106,408	$138,483	$85,455	$330,346

Financial assets at FVTOCI
Investments in equity instruments
Unquoted ordinary shares	$-	$-	$391,770	$391,770
TIB quoted ordinary shares	2,219	-	-	2,219
Unquoted preferred shares	-	-	452	452
Investments in debt instruments
Unsecured cumulative subordinate corporate bonds	-	-	31,283	31,283
Trade receivables, net	-	-	199,222	199,222

	$2,219	$-	$622,727	$624,946

Financial liabilities at FVTPL
Derivative financial liabilities
Swap contracts	$-	$5,488	$-	$5,488
Forward exchange contracts	-	1,945	-	1,945
Contingent considerations	-	-	17,966	17,966

	$-	$7,433	$17,966	$25,399

For the financial assets and liabilities that were measured at fair value on a recurring basis, there were no transfers between Level 1 and Level 2 of the fair value hierarchy during the years ended December 31, 2023 and 2024.

2)	Reconciliation of Level 3 fair value measurements of financial assets
For the year ended D
ece
mber 31, 2022

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,300,899	$-	$841,231	$7,168,920	$10,311,050
Recognized in profit or loss	100,134	605	-	-	100,739

	Financial Assets at FVTPL		Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$

Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	$-	$-	$(366,862)	$(16,746)	$(383,608)
Effects of foreign currency exchange	195,415	-	5,558	-	200,973
Net increase (decrease) in trade receivables	-	4,330,075	-	(674,112)	3,655,963
Trade receivables factored	-	(4,330,075)	-	(15,636)	(4,345,711)
Purchases	338,016	14,325	20,000	-	372,341
Disposals	(268,200)	(14,930)	(63,051)	-	(346,181)

Balance at December 31	$2,666,264	$-	$436,876	$6,462,426	$9,565,566

For the year ended December 31, 2023

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,666,264	$-	$-	$436,876	$6,462,426	$9,565,566
Recognized in profit or loss	(83,239)	-	(113)	-	-	(83,352)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	-	215,914	(16,807)	199,107
Effects of foreign currency exchange	5,053	-	-	1,605	-	6,658
Net increase in trade receivables	-	5,778,078	-	-	234,772	6,012,850
Trade receivables factored	-	(5,778,078)	-	-	-	(5,778,078)
Purchases	637,767	-	61,523	184,484	-	883,774
Disposal of subsidiaries (Note 30)	-	-	-	(29,572)	-	(29,572)
Disposals	(681,870)	-	-	(188,476)	-	(870,346)

Balance at December 31	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607

For the year ended December 31, 2024

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Balance at January 1	$2,543,975	$-	$61,410	$620,831	$6,680,391	$9,906,607
Recognized in profit or loss	(352,120)	-	8,300	-	-	(343,820)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	-	(9,397)	(17,146)	(26,543)
Effects of foreign currency exchange	137,556	-	2,270	336,580	-	476,406
Net increase in trade receivables	-	1,167,287	-	-	895,023	2,062,310
Trade receivables factored	-	(1,167,287)	-	-	-	(1,167,287)
Transferred out of Level 3	-	-	-	(53,360)	-	(53,360)
Purchases	177,813	-	363,225	12,150,760	-	12,691,798
Disposals	(140,358)	-	-	(184,455)	-	(324,813)

Balance at December 31	$2,366,866	$-	$435,205	$12,860,959	$7,558,268	$23,221,298

	Financial Assets at FVTPL			Financial Assets at FVTOCI
Financial Assets	Equity Instruments	Debt Instruments	Hybrid Instruments	Equity Instruments	Debt Instruments	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Balance at January 1	$77,584	$-	$1,873	$18,933	$203,733	$302,123
Recognized in profit or loss	(10,739)	-	253	-	-	(10,486)
Recognized in other comprehensive income
Included in unrealized losses on financial assets at FVTOCI	-	-	-	(287)	(523)	(810)
Effects of foreign currency exchange	4,195	-	69	10,265	-	14,529
Net increase in trade receivables	-	35,599	-	-	27,295	62,894
Trade receivables factored	-	(35,599)	-	-	-	(35,599)
Transferred out of Level 3	-	-	-	(1,627)	-	(1,627)
Purchases	5,423	-	11,077	370,563	-	387,063
Disposals	(4,280)	-	-	(5,625)	-	(9,905)

Balance at December 31	$72,183	$-	$13,272	$392,222	$230,505	$708,182

3)	Valuation techniques and assumptions applied for the purpose of measuring fair value

a)	Valuation techniques and inputs applied for the purpose of measuring Level 2 fair value measurement

Financial Instruments	Valuation Techniques and Inputs

Derivatives - swap contracts and forward exchange contracts
Discounted cash flows - Future cash flows are estimated based on observable forward exchange rates at balance sheet dates and contract forward exchange rates, discounted at rates that reflected the credit risk of various counterparties.

b)	Valuation techniques and inputs applied for the purpose of measuring Level 3 fair value measurement
The fair value of unquoted ordinary shares, unquoted preferred shares, private-placement funds and preferred shares with warrants

were determined by using market approach and asset-based approach. The significant unobservable inputs were the discount rates for lack of marketability of 20% to 30%. If the discount rates for lack of marketability to the valuation model increased by 1% to reflect reasonably possible alternative assumptions while all other variables held constant, the fair value of the abovementioned investments would have decreased approximately by NT$7,200 thousand and NT$3,800 thousand (US$116 thousand) as of December 31, 2023 and 2024, respectively.
The fair values of the unsecured cumulative subordinate corporate bonds, convertible notes, documentary investment agreement, unquoted ordinary shares
and unquoted preferred shares were determined using income approach based on a discounted cash flow analysis. The significant unobservable input was the discount rate that reflects the credit risk of the counterparties. If the discount rate increased by 0.1% while all other variables held constant, the fair value of the abovementioned investments

would have decreased approximately by NT$2,000 thousand and NT$154,000 thousand (US$4,697 thousand) as of December 31, 2023 and 2024, respectively.
The fair value of accounts receivables measured at FVTOCI are determined based on the present value of future cash flows that reflect the credit risk of counterparties. Since the discount effect was not significant, the Group measured its fair value by using the nominal values.
The fair value of the contingent consideration is measured based on the fulfillment possibilities of the conditions stipulated in the agreement with discount rates reflecting the credit risks.

c.	Categories of financial instruments

	December 31
	2023 (Retrospectively Adjusted)	2024
	NT$	NT$	US$ (Note 4)

Financial assets

FVTPL
Mandatorily at FVTPL	$6,628,690	$10,832,042	$330,346
Measured at amortized cost (Note 1)	183,248,314	191,953,553	5,854,028
FVTOCI
Equity instruments	620,831	12,933,733	394,441
Debt instruments	1,042,906	1,025,760	31,283
Trade receivables	5,637,485	6,532,508	199,222

Financial liabilities

FVTPL
Held for trading	1,302,342	243,752	7,433
Contingent considerations	-	589,117	17,966
Financial liabilities for hedging	12,516,971	12,456,104	379,875
Measured at amortized cost (Note 2)	295,416,495	344,543,769	10,507,587

Note 1:	The balances included cash and cash equivalents, trade receivables measured at amortized cost, other receivables and other financial assets.

Note 2:
The balances included short-term borrowings, short-term bills payable, trade and other payables, bonds payable, long-term borrowings and deposits received (under the line items of other current liabilities and other non-current liabilities).

d.	Financial risk management objectives and policies
The derivative instruments used by the Group were to mitigate risks arising from ordinary business operations. All derivative transactions entered into by the Group were designated as either hedging or trading. Derivative transactions entered into for hedging purposes must hedge risk against fluctuations in foreign exchange rates and interest rates arising from operating activities. The currencies and the amount of derivative instruments held by the Group must match its hedged assets and liabilities denominated in foreign currencies.
The Group’s risk management department monitored risks to mitigate risk exposures, reported unsettled position, transaction balances and related gains or losses to the Group’s chief financial officer on monthly basis.

1)	Market risk
The Group’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates and interest rates. Gains or losses arising from fluctuations in foreign currency exchange rates of a variety of derivative financial instruments were approximately offset by those of hedged items. Interest rate risk was not significant due to the cost of capital was expected to be fixed.

There had been no change to the Group’s exposure to market risks or the manner in which these risks were managed and measured.

a)	Foreign currency exchange rate risk
The Group had sales and purchases as well as investing and financing activities denominated in foreign currency which exposed the Group to foreign currency exchange rate risk. The Group entered into a variety of derivative financial instruments to hedge foreign currency exchange rate risk to minimize the fluctuations of assets and liabilities denominated in foreign currencies.
The carrying amounts of the Group’s foreign currency denominated monetary assets and liabilities (including those eliminated upon consolidation) as well as derivative instruments which exposed the Group to foreign currency exchange rate risk at each balance sheet date are presented in Note
40
.
The Group was mainly subject to the impact from the exchange rate fluctuation in US$ and JPY against NT$, RMB or EUR. 1% fluctuation is used when reporting foreign currency exchange rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign currency exchange rates. The sensitivity analysis included financial assets and liabilities and inter-company receivables and payables within the Group. The changes in profit before income tax due to a 1% change in US$ and JPY against NT$, RMB and EUR would be NT$60,000 thousand, NT$148,000 thousand and NT$274,000 thousand (US$8,356 thousand) for the years ended December 31, 2022, 2023 and 2024, respectively. Hedging contracts and hedged items have been taken into account while measuring the changes in profit before income tax. The abovementioned sensitivity analysis mainly focused on the foreign currency monetary items at each balance sheet date. As the year-end exposure did not reflect the exposure for the years ended December 31, 2022, 2023 and 2024, the abovementioned sensitivity analysis was unrepresentative of those respective years.
Hedge accounting
The Group’s hedging strategy was to lift borrowings denominated in foreign currencies to avoid exchange rate exposure from its investments in equity instruments denominated in foreign currencies (recognized under the line item of financial assets at FVTPL) and net investment in foreign subsidiary, Universal Scientific Industrial (France), which has EUR as its functional currency. Those transactions were designated as fair value hedges and a hedge of net investment in foreign operation, respectively. Hedge adjustments were made to totally offset the foreign exchange gains or losses from those equity instruments denominated in foreign currencies and foreign operations when they were evaluated based on the exchange rates on each balance sheet date.
The source of hedge ineffectiveness in these hedging relationships arose from the material difference between the notional amounts of borrowings denominated in foreign currencies and the fair value of investments in equity instruments denominated in foreign currencies and net investment in foreign operations. No other sources of ineffectiveness is expected to emerge from these hedging relationships.

December 31, 2023

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset	Liability
		NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$-	$3,271,312
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	9,245,659

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$7,493	$(7,493)	$-	$-	$2,011,050	$80,029
Hedge of net investment in foreign operation	312,029	(312,029)	360,976	-	-	-
December 31, 2024

Hedging Instrument/ Hedged Items	Line item in Balance sheet	Carrying Amount
		Asset		Liability
		NT$	US$ (Note 4)	NT$	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	Financial liabilities for hedging - current	$ -	$ -	$ 3,515,265	$ 107,205
Hedge of net investment in foreign operation	Financial liabilities for hedging - current	-	-	8,940,839	272,670

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	NT$	NT$	NT$	NT$	NT$	NT$

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (243,954)	$ 243,954	$ -	$ -	$ 2,834,608	$ 323,983
Hedge of net investment in foreign operation	(562,598)	562,598	923,574	-	-	-

	Change in Value Used for Calculating Hedge Ineffectiveness		Accumulated Gains or Losses in Other Equity		Carrying Amount of Hedged Item in Fair Value Hedge	Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item
Hedging Instrument/ Hedged Item	Hedging Instrument	Hedged Item	Continuing Hedges	Hedge Accounting No Longer Applied	Asset	Asset
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Fair value hedge
Borrowings denominated in foreign currencies/ Financial assets at FVTPL	$ (7,440)	$ 7,440	$ -	$ -	$ 86,447	$ 9,881
Hedge of net investment in foreign operation	(17,158)	17,158	28,166	-	-	-

b)	Interest rate risk
Except a portion of long-term borrowings and bonds payable at fixed interest rates, the Group was exposed to interest rate risk because group entities borrowed funds at floating interest rates. Changes in market interest rates led to variances in effective interest rates of borrowings from which the future cash flow fluctuations arise. The Group utilized financing instruments with low interest rates and favorable terms to maintain low financing cost, adequate banking facilities, as well as to hedge interest rate risk.
The carrying amounts of the Group’s financial assets and financial liabilities with exposure to interest rates at each balance sheet date were as follows:

	December 31
	2023	2024
	NT$	NT$	US$ (Note 4)

Fair value interest rate risk
Financial assets	$17,007,765	$36,812,408	$1,122,672
Financial liabilities	84,315,866	72,579,608	2,213,468

Cash flow interest rate risk
Financial assets	51,158,406	46,378,904	1,414,422
Financial liabilities	117,160,631	151,248,418	4,612,639
For assets and liabilities with floating interest rates, a 100 basis point increase or decrease was used when reporting interest rate risk internally to key management personnel. If interest rates had been 100 basis points (1%) higher or lower and all other variables held constant, the Group’s profit before income tax for the years ended December 31, 2022, 2023 and 2024 would have decreased or increased approximately by NT$794,000 thousand, NT$660,000 thousand and NT$1,049,000 thousand (US$31,991 thousand), respectively.

c)	Other price risk
The Group was exposed to equity price risk through its investments in financial assets at FVTPL and financial assets at FVTOCI. If equity price was 1% higher or lower, profit before income tax for the years ended December 31, 2022, 2023 and 2024 would have increased or decreased approximately by NT$50,000 thousand, NT$46,500 thousand and NT$53,000 thousand (US$1,616 thousand), respectively, and other comprehensive income before income tax for the years ended December 31, 2022, 2023 and 2024 would have increased or decreased approximately by NT$5,000 thousand, NT$6,000 thousand and NT$129,000 thousand (US$3,934 thousand), respectively.

2)	Credit risk
Credit risk refers to the risk that counterparty will default on its contractual obligations resulting in financial loss to the Group. The Group’s credit risk arises from cash and cash equivalents, contract assets, trade and other receivables and other financial assets. The Group’s maximum exposure to credit risk was the carrying amounts of financial assets in the consolidated balance sheets.
As of December 31, 2023 and 2024, the Group’s ten largest customers accounted for 39% and 47% of trade receivables, respectively. The Group transacts with a large number of unrelated customers and, thus, no concentration of credit risk was observed.

3)	Liquidity risk
The Group manages liquidity risk by maintaining adequate working capital and banking facilities to fulfill the demand for cash flow used in the Group’s operation and capital expenditure. The Group also monitors its compliance with all the loan covenants. Liquidity risk is not considered to be significant.
In the table below, financial liabilities with a repayment on demand clause were included in the earliest time band regardless of the probability of counter-parties choosing to exercise their rights. The maturity dates for other non-derivative financial liabilities were based on the agreed repayment dates.
To the extent that interest flows are floating rate, the undiscounted amounts were derived from the interest rates at each balance sheet date.
December 31, 2023
(Retrospectively Adjusted)

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$52,472,703	$33,530,541	$13,672,318	$4,478,467	$83,594
Obligation under leases	123,436	219,960	884,309	2,867,502	5,505,095
Floating interest rate liabilities	19,534,908	9,967,914	9,505,587	78,388,027	8,785,084
Fixed interest rate liabilities	12,370,288	22,921,637	11,235,729	21,095,740	-

	$84,501,335	$66,640,052	$35,297,943	$106,829,736	$14,373,773

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,227,705	$2,867,502	$2,157,503	$891,614	$864,881	$1,591,097

December 31, 2024

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	NT$	NT$	NT$	NT$	NT$

Non-derivative financial liabilities

Non-interest bearing	$66,577,698	$39,954,390	$18,126,780	$4,707,506	$1,177,870
Obligation under leases	167,887	185,848	801,002	2,676,514	5,572,038
Floating interest rate liabilities	9,865,888	15,650,230	13,152,601	115,539,867	7,894,775
Fixed interest rate liabilities	5,163,326	11,011,781	16,702,747	23,210,093	-

	$81,774,799	$66,802,249	$48,783,130	$146,133,980	$14,644,683

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year	1 to 5 Years	More than 5 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Non-derivative financial liabilities

Non-interest bearing	$2,030,427	$1,218,493	$552,814	$143,565	$35,922
Obligation under leases	5,120	5,668	24,428	81,626	169,931
Floating interest rate liabilities	300,881	477,287	401,116	3,523,631	240,768
Fixed interest rate liabilities	157,466	335,827	509,386	707,841	-

	$2,493,894	$2,037,275	$1,487,744	$4,456,663	$446,621

Further information for maturity analysis of obligation under leases was as follows:

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	NT$	NT$	NT$	NT$	NT$	NT$

Obligation under leases	$1,154,737	$2,676,514	$1,964,781	$951,983	$917,034	$1,738,240

	Less than 1 Year	1 to 5 Years	5 to 10 Years	10 to 15 Years	15 to 20 Years	More than 20 Years
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Obligation under leases	$35,216	$81,626	$59,920	$29,033	$27,967	$53,011

The amounts for floating interest rate instruments included above for non-derivative financial liabilities were subject to change if changes in floating interest rates differ from those estimates of interest rates determined at each balance sheet date.
The following table detailed the Group’s liquidity analysis for its derivative financial instruments. The table was based on the undiscounted contractual net cash inflows and outflows on derivative instruments settled on a net basis, and the undiscounted gross cash inflows and outflows on those derivatives that require gross settlement. When the amounts payable or receivable are not fixed, the amounts disclosed have been determined by reference to the projected interest rates as illustrated by the yield curves at each balance sheet date.

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	NT$	NT$	NT$

December 31, 2023

Net settled
Forward exchange contracts	$(44,550)	$5,585	$-

Gross settled
Forward exchange contracts
Inflows	$13,971,393	$347,468	$143,726
Outflows	(13,854,585)	(338,670)	(133,330)

	116,808	8,798	10,396

Swap contracts
Inflows	22,388,255	19,166,073	66,015,750
Outflows	(22,021,077)	(18,547,076)	(64,821,453)

	367,178	618,997	1,194,297

	$483,986	$627,795	$1,204,693

December 31, 2024

Net settled
Forward exchange contracts	$10,872	$11,550	$-

Gross settled
Forward exchange contracts
Inflows	$10,395,219	$3,866,536	$332,003
Outflows	(10,278,376)	(3,831,303)	(319,540)

	116,843	35,233	12,463

Swap contracts
Inflows	13,901,338	31,704,116	84,978,720
Outflows	(13,702,851)	(30,131,740)	(80,905,026)

	198,487	1,572,376	4,073,694

	$315,330	$1,607,609	$4,086,157

	On Demand or Less than 1 Month	1 to 3 Months	3 Months to 1 Year
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

December 31, 2024

Net settled
Forward exchange contracts	$332	$352	$-

Gross settled
Forward exchange contracts
Inflows	$317,024	$117,918	$10,125
Outflows	(313,461)	(116,844)	(9,745)

	3,563	1,074	380

Swap contracts
Inflows	423,951	966,884	2,591,605
Outflows	(417,897)	(918,931)	(2,467,369)

	6,054	47,953	124,236

	$9,617	$49,027	$124,616